SHARE-BASED COMPENSATION	12 Months Ended
Feb. 28, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

21.         SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan (“2010 Plan”). The 2010 Plan permits the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the 2010 Plan. In August 2013, the Company amended and restated the 2010 Plan (the “Amendment”). Pursuant to the Amendment, the maximum aggregate number of Class A common shares that may be issued pursuant to all awards under the share incentive plan is equal to five percent (5%) of the total issued and outstanding shares as of the date of the Amendment. However, the shares reserved may be increased automatically if and whenever the unissued share reserve accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under this plan immediately after each such increase shall equal five percent (5%) of the then issued and outstanding shares.

21.         SHARE-BASED COMPENSATION – continued

In June 2020, the Company adopted the 2020 Share Incentive Plan (“2020 Plan”). The 2020 Plan permits the grant of options to purchase Class A common shares, restricted shares, restricted share units and other instruments as deemed appropriate by the administrator under the 2020 Plan. Pursuant to the 2020 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards (including incentive share options) (the “Award Pool”) is initially five percent (5%) of the total issued and outstanding shares as of the effective date of the 2020 Plan, provided that (A) the Award Pool shall be increased automatically if and whenever the number of shares that may be issued pursuant to ungranted awards under the 2020 Plan (the “Ungranted Portion”) accounts for less than one percent (1%) of the then total issued and outstanding shares of the Company, so that for each automatic increase, the Ungranted Portion immediately after such increase shall equal five percent (5%) of the then total issued and outstanding shares of the Company, and (B) the size of the Award Pool shall be equitably adjusted in the event of any share dividend, subdivision, reclassification, recapitalization, split, reverse split, combination, consolidation or similar transactions.

The 2010 Plan has ceased to be used for grants of future awards upon the effectiveness of the 2020 Plan.

Non-vested shares – service condition

During the year ended February 28, 2025, the Company granted 757,143 service-based non-vested shares to employees and directors which generally vest over a period of 0 to 6 years.

The activities of non-vested shares granted with service condition were summarized as follows:

	Service Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value
Outstanding as of February 29, 2024	6,235,596	$34.19

Granted	757,143	29.24
Forfeited	(397,655)	26.50
Vested	(1,787,520)	35.99
Outstanding as of February 28, 2025	4,807,564	$33.37

The Company recorded compensation expenses of $93,466, $76,047 and $57,164 for the years ended February 28, 2023, February 29, 2024 and February 28, 2025 related to service-based non-vested shares, respectively.

As of February 28, 2025, the unrecognized compensation expenses related to the service-based non-vested shares amounted to $96,035, which are expected to be recognized over a weighted-average period of 3.3 years.

The total fair value of service-based non-vested shares that vested during the years ended February 28, 2023, February 29, 2024 and February 28, 2025 was $114,050, $85,813 and $64,333, respectively.

21.         SHARE-BASED COMPENSATION – continued

Non-vested shares – performance condition

During the year ended February 28, 2025, the Company granted 4,778 performance-based non-vested shares to employees. The vesting of awards is subject to the satisfaction of both a service and performance condition based on individual performance evaluations.

The activities of non-vested shares granted with performance condition were summarized as follows:

	Performance Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value
Outstanding as of February 29, 2024	106,878	$166.57

Granted	4,778	176.72
Forfeited	(5,204)	191.30
Vested	(51,536)	185.70
Outstanding as of February 28, 2025	54,916	$147.15

The Company recorded compensation expenses related to performance-based non-vested shares of $11,608, $10,333 and $5,514 for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively.

As of February 28, 2025, the unrecognized compensation expenses related to the performance-based non-vested shares amounted to $5,570, which are expected to be recognized over a weighted-average period of 3.0 years.

The total fair value of performance-based non-vested shares that vested was $20,157, $12,471 and $9,570 for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively.

21.         SHARE-BASED COMPENSATION – continued

Share options

Share options granted to employees and directors expire ranging from 8 years to 12 years from the date of grant.

During the year ended February 28, 2025, the Company granted 164,667 share options to employees at an exercise price of $0.03. These share options vest over a period of 5 years to 7 years.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended	For the year ended
	February 28,	February 28,
	2023	2025
Risk-free interest rate(1)	2.80%-2.88%	3.80%
Expected life (years)(2)	6.13-6.57	7.33-7.40
Expected dividend yield(3)	0%	0%
Volatility(4)	64.8%-68.4%	71.1%-71.4%
Fair value of options at grant date per share(5)	$7.98 to $8.83	$25.83
(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term is based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield is estimated based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption is estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718 Stock Compensation.

(5)	No options were granted during the year ended February 29, 2024.

21.         SHARE-BASED COMPENSATION – continued

Share options - continued

The activities of share options for the year ended February 28, 2025 were as follows:

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)
Outstanding as of February 29, 2024	828,799	9.03	6.70	30,047

Granted	164,667	0.03	—	—
Exercised	(26,027)	15.44	—	—

Outstanding as of February 28, 2025	967,439	7.33	6.48	31,472

Vested and expected to vest as of February 28, 2025	967,439	7.33	6.48	31,472
Exercisable as of February 28, 2025	441,282	14.86	4.90	11,610

The Company recorded compensation expenses of $3,497, $2,518 and $2,261 for the years ended February 28, 2023, February 29, 2024 and February 28, 2025 related to share options, respectively.

Total intrinsic value of options exercised for the years ended February 28, 2023, February 29, 2024 and February 28, 2025 was $242, $4,021 and $601, respectively. The total fair value of options vested during the years ended February 28, 2023, February 29, 2024 and February 28, 2025 was $2,490, $2,227 and $2,026, respectively.

As of February 28, 2025, there was $6,814 unrecognized share-based compensation expenses related to share options, which are expected to be recognized over a weighted-average vesting period of 3.9 years.

The total compensation expenses are recognized on a straight-line basis over the respective vesting periods. The Group recorded the related compensation expenses of $108,571, $88,898 and $64,939 for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively.

Table below shows the summary of share-based compensation expenses:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Cost of revenues	$11,319	$9,615	$6,389
Selling and marketing expenses	30,662	24,625	16,101
General and administrative expenses	66,590	54,658	42,449

Total	$108,571	$88,898	$64,939